PRIVATE PLACEMENT (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)	Nov. 30, 2021	Oct. 19, 2021	Mar. 09, 2021	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of stock				$ 10.00
Warrants transferred value			$ 25,000
Institutional Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,000,000
Sale of stock		$ 10.00
Warrant [Member] | Institutional Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants transferred value		$ 280,000
Warrants transferred		186,667
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	165,398	4,666,667
Sale of stock	$ 1.50	$ 1.50
Proceeds from private placement	$ 248,097	$ 7,000,000